Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Millions		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Current
Trade payables		£ 3,991		£ 4,205	£ 4,331
Other taxation and social security		704		704	682
Other payables		456		672	552
Accrued expenses		492		382	418
Deferred income	[1]	1,525		1,474	1,435
Total current trade and other payables		7,168	[2]	7,437	7,418
Non-current
Other payables	[3]	871		885	876
Deferred income	[1]	455		413	230
Total non-current trade and other payables		£ 1,326	[2]	£ 1,298	£ 1,106

[1]	Includes £132m (2016/17: £71m, 2015/16: £71m) current and £404m (2016/17: £375m, 2015/16: £187m) non-current liabilities relating to the Broadband Delivery UK programme, for which grants received by the group may be subject to re-investment or repayment depending on the level of take-up
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.
[3]	Other payables relate to operating lease liabilities and deferred gains on a 2001 sale and finance leaseback transaction.